CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (General and Administrative Expenses, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
General and Administrative Expenses
Stock-based compensation	7,170	8,015	8,706